Money Market Fund (Prospectus Summary): | Money Market Fund
MONEY MARKET FUND

Supplement dated December 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,

September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On December 12, 2011, the Board of Directors of Principal Funds, Inc. approved the liquidation of Classes R-

1, R-2, R-3, R-4, and R-5 of the Money Market Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market

Fund and send the proceeds to the shareholders of record on the liquidation date (on or about March 23,

2012).